UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04873

                           The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GAMCO Growth Fund Semiannual Report — June 30, 2017	Howard F. Ward, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) per Class I Share of The GAMCO Growth Fund increased 14.6% compared with increases of 9.3% and 14.0% for the Standard & Poor’s (“S&P”) 500 Index and the Russell 1000 Growth Index, respectively. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)						Since
	Six Months	1 Year	3 Year	5 Year	10 Year	Inception (4/10/87)
Class I (GGCIX)	14.58%	19.13%	9.48%	14.39%	6.95%	10.06%
S&P 500 Index	9.34	17.90	9.61	14.63	7.18	9.69(b)
Russell 1000 Growth Index	13.99	20.42	11.11	15.30	8.91	9.27(b)
Class AAA (GABGX)	14.43	18.84	9.20	14.09	6.71	9.97
Class A (GGCAX)	14.45	18.84	9.20	14.10	6.71	9.98
With sales charge (c)	7.87	12.01	7.06	12.75	6.08	9.77
Class C (GGCCX)	14.01	17.93	8.38	13.24	5.91	9.61
With contingent deferred sales charge (d)	13.01	16.93	8.38	13.24	5.91	9.61

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.44%, 1.44%, 2.19%, and 1.19%, respectively. See page 7 for the expense ratios for the six months ended June 30, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	S&P 500 Index and Russell 1000 Growth Index since inception performance results are as of March 31, 1987.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2017 through June 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/17	Ending Account Value 06/30/17	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,144.30	1.42%	$ 7.55
Class A	$1,000.00	$1,144.50	1.42%	$ 7.55
Class C	$1,000.00	$1,140.10	2.17%	$11.51
Class I	$1,000.00	$1,145.80	1.17%	$ 6.22
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.75	1.42%	$ 7.10
Class A	$1,000.00	$1,017.75	1.42%	$ 7.10
Class C	$1,000.00	$1,014.03	2.17%	$10.84
Class I	$1,000.00	$1,018.99	1.17%	$ 5.86

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

The GAMCO Growth Fund

Health Care	22.6%
Technology - Computer Software and Services	19.5%
Financial Services	13.7%
Consumer Discretionary - Other	12.4%
Consumer Discretionary - Media	11.8%
Technology - Computer Technology, Semiconductors, and Components	6.9%

Consumer Staples	5.5%
Producer Durables	3.1%
U.S. Government Obligations	2.3%
Materials and Processing	1.8%
Energy	0.5%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The GAMCO Growth Fund

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.8%
	HEALTH CARE — 22.6%
150,000	Abbott Laboratories	$ 7,044,842	$ 7,291,500
69,200	AbbVie Inc.	4,300,378	5,017,692
32,100	Amgen Inc.	3,344,157	5,528,583
56,800	Becton, Dickinson and Co.	8,218,854	11,082,248
11,900	Biogen Inc.†	2,351,817	3,229,184
133,600	Bristol-Myers Squibb Co.	7,396,899	7,444,192
37,900	Celgene Corp.†	4,490,138	4,922,073
9,000	CR Bard Inc.	2,775,813	2,844,990
47,000	Danaher Corp.	3,248,114	3,966,330
31,400	Henry Schein Inc.†	5,025,154	5,746,828
24,000	Humana Inc.	5,619,432	5,774,880
62,600	Johnson & Johnson	6,109,322	8,281,354
5,800	Regeneron Pharmaceuticals Inc.†	1,934,605	2,848,612
15,900	Stryker Corp.	2,240,283	2,206,602
49,300	Thermo Fisher Scientific Inc.	6,805,467	8,601,371
126,100	UnitedHealth Group Inc.	17,558,226	23,381,462
275,500	Zoetis Inc.	14,142,409	17,185,690

		102,605,910	125,353,591

	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 19.5%
111,400	Adobe Systems Inc.†	7,732,366	15,756,416
17,100	Alphabet Inc., Cl. A†	6,830,730	15,897,528
16,335	Alphabet Inc., Cl. C†	8,473,766	14,844,104
199,000	Facebook Inc., Cl. A†	12,642,776	30,045,020
420,000	Microsoft Corp.	14,486,214	28,950,600
30,300	salesforce.com Inc.†	2,130,036	2,623,980

		52,295,888	108,117,648

	FINANCIAL SERVICES — 13.7%
128,400	American Tower Corp.	15,236,449	16,989,888
138,700	Crown Castle International Corp.	13,053,291	13,894,966
29,500	First Republic Bank	2,077,691	2,952,950
67,000	Fiserv Inc.†	6,941,111	8,196,780
156,200	Mastercard Inc., Cl. A	5,117,094	18,970,490
13,900	SBA Communications Corp.†	1,552,783	1,875,110
41,000	The Charles Schwab Corp.	1,030,112	1,761,360
123,500	Visa Inc., Cl. A	2,794,048	11,581,830

		47,802,579	76,223,374

	CONSUMER DISCRETIONARY - OTHER — 12.4%
19,600	Amazon.com Inc.†	4,865,894	18,972,800
36,200	Costco Wholesale Corp.	4,117,520	5,789,466
97,600	NIKE Inc., Cl. B	3,102,805	5,758,400
292,200	Starbucks Corp.	12,841,924	17,038,182
75,700	The Home Depot Inc.	4,790,677	11,612,380
2,400	The Priceline Group Inc.†	2,629,447	4,489,248
18,400	Ulta Beauty Inc.†	4,388,880	5,287,056

		36,737,147	68,947,532

Shares		Cost	Market Value
	CONSUMER DISCRETIONARY - MEDIA — 11.8%
118,300	CBS Corp., Cl. B, Non-Voting	$6,631,154	$7,545,174
57,700	Charter Communications Inc., Cl. A†	19,636,953	19,436,245
556,000	Comcast Corp., Cl. A	18,203,601	21,639,520
141,100	The Walt Disney Co.	14,563,780	14,991,875
71,000	Twenty-First Century Fox Inc., Cl. A	1,631,999	2,012,140

		60,667,487	65,624,954

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS, AND COMPONENTS — 6.9%
241,500	Apple Inc.	13,851,454	34,780,830
49,500	Texas Instruments Inc.	3,614,083	3,808,035

		17,465,537	38,588,865

	CONSUMER STAPLES — 5.5%
102,600	Blue Buffalo Pet Products Inc.†	2,595,057	2,340,306
47,000	CVS Health Corp.	4,296,104	3,781,620
86,000	Mondelēz International Inc., Cl. A	3,944,712	3,714,340
179,100	PepsiCo Inc.	17,703,732	20,684,259

		28,539,605	30,520,525

	PRODUCER DURABLES — 3.1%
30,500	3M Co.	3,989,218	6,349,795
41,000	Honeywell International Inc.	4,240,162	5,464,890
27,700	The Boeing Co.	3,542,647	5,477,675

		11,772,027	17,292,360

	MATERIALS AND PROCESSING — 1.8%
30,100	Ecolab Inc.	2,641,273	3,995,775
17,300	The Sherwin-Williams Co.	3,871,816	6,071,608

		6,513,089	10,067,383

	ENERGY — 0.5%
31,400	EOG Resources Inc.	2,127,544	2,842,328

	TOTAL COMMON STOCKS	366,526,813	543,578,560

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$12,721,000	U.S. Treasury Bills, 0.942% to 1.003%††, 08/31/17 to 09/28/17	12,695,020	12,695,195

	TOTAL INVESTMENTS — 100.1%	$379,221,833	556,273,755

	Other Assets and Liabilities (Net) — (0.1)%		(472,271)

	NET ASSETS — 100.0%		$555,801,484

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $379,221,833)	$556,273,755
Cash	2,499
Receivable for Fund shares sold	42,234
Receivable for investments sold	29,217
Dividends receivable	340,381
Prepaid expenses	31,501

Total Assets	556,719,587

Liabilities:
Payable for Fund shares redeemed	165,700
Payable for investment advisory fees	462,821
Payable for distribution fees	107,723
Payable for accounting fees	11,250
Payable for shareholder services fees	52,907
Payable for shareholder communications expenses	51,700
Other accrued expenses	66,002

Total Liabilities	918,103

Net Assets (applicable to 10,422,585 shares outstanding)	$555,801,484

Net Assets Consist of:
Paid-in capital	$351,571,482
Net investment loss	(221,951)
Accumulated net realized gains on investments and foreign currency transactions	27,399,334
Net unrealized appreciation on investments	177,051,922
Net unrealized appreciation on foreign currency translations	697

Net Assets	$555,801,484

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($505,570,766 ÷ 9,489,449 shares outstanding)	$53.28

Class A:
Net Asset Value and redemption price per share ($3,391,095 ÷ 63,632 shares outstanding)	$53.29

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$56.54

Class C:
Net Asset Value and offering price per share ($2,107,492 ÷ 44,345 shares outstanding)	$47.52	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($44,732,131 ÷ 825,159 shares outstanding)	$54.21

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$3,508,789
Interest	24,123

Total Investment Income	3,532,912

Expenses:
Investment advisory fees	2,670,872
Distribution fees - Class AAA	609,831
Distribution fees - Class A	4,029
Distribution fees - Class C	9,743
Shareholder services fees	213,330
Trustees’ fees	69,973
Shareholder communications expenses	59,577
Legal and audit fees	30,027
Registration expenses	26,796
Accounting fees	22,500
Custodian fees	19,721
Interest expense	21
Miscellaneous expenses	20,820

Total Expenses	3,757,240

Less:
Expenses paid indirectly by broker (See Note 6)	(2,377)

Net Expenses	3,754,863

Net Investment Loss	(221,951)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	28,155,822
Net realized loss on foreign currency transactions	(10,251)

Net realized gain on investments and foreign currency transactions	28,145,571

Net change in unrealized appreciation/depreciation: on investments	43,629,755
on foreign currency translations	16,321

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	43,646,076

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	71,791,647

Net Increase in Net Assets Resulting from Operations	$71,569,696

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment loss	$ (221,951)	$ (106,298)
Net realized gain on investments and foreign currency transactions	28,145,571	25,703,218
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	43,646,076	(11,573,884)

Net Increase in Net Assets Resulting from Operations	71,569,696	14,023,036

Distributions to Shareholders:
Net realized gain
Class AAA	—	(22,539,442)
Class A	—	(151,817)
Class C	—	(96,726)
Class I	—	(1,777,606)

	—	(24,565,591)

Return of capital
Class AAA	—	(232,833)
Class A	—	(1,568)
Class C	—	(999)
Class I	—	(18,363)

	—	(253,763)

Total Distributions to Shareholders	—	(24,819,354)

Shares of Beneficial Interest Transactions:
Class AAA	(20,252,106)	(13,830,307)
Class A	(106,069)	(9,624)
Class C	80,242	(645,860)
Class I	2,362,780	2,028,373

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(17,915,153)	(12,457,418)

Redemption Fees	362	38

Net Increase/(Decrease) in Net Assets	53,654,905	(23,253,698)
Net Assets:
Beginning of year	502,146,579	525,400,277

End of period (including undistributed net investment income of $0 and $0, respectively)	$555,801,484	$502,146,579

See accompanying notes to financial statements.

The GAMCO Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses	Portfolio Turnover Rate
Class AAA
2017(c)	$46.56	$(0.03)	$ 6.75	$ 6.72	—	—	—	—	$0.00	$53.28	14.4%	$505,571	(0.10	)%(d)	1.42%(d)(e)	23%
2016	47.60	(0.02)	1.39	1.37	—	$(2.38)	$(0.03)	$(2.41)	0.00	46.56	2.8	460,437	(0.04)		1.44(e)(f)	52
2015	48.93	(0.05)	2.62	2.57	—	(3.90)	—	(3.90)	0.00	47.60	5.1	484,320	(0.11)		1.43(e)	40
2014	46.62	(0.06)	4.66	4.60	—	(2.29)	—	(2.29)	0.00	48.93	9.8	514,214	(0.13)		1.43	34
2013	34.81	0.01	11.81	11.82	$(0.01)	—	—	(0.01)	0.00	46.62	34.0	505,727	0.02		1.45	35
2012	30.11	0.04	4.71	4.75	(0.05)	—	—	(0.05)	0.00	34.81	15.8	414,691	0.13		1.49	41
Class A
2017(c)	$46.57	$(0.03)	$ 6.75	$ 6.72	—	—	—	—	$0.00	$53.29	14.5%	$ 3,391	(0.10	)%(d)	1.42%(d)(e)	23%
2016	47.61	(0.02)	1.39	1.37	—	$(2.38)	$(0.03)	$(2.41)	0.00	46.57	2.8	3,066	(0.03)		1.44(e)(f)	52
2015	48.93	(0.05)	2.63	2.58	—	(3.90)	—	(3.90)	0.00	47.61	5.1	3,120	(0.10)		1.43(e)	40
2014	46.62	(0.06)	4.66	4.60	—	(2.29)	—	(2.29)	0.00	48.93	9.8	1,626	(0.13)		1.43	34
2013	34.82	0.01	11.82	11.83	$(0.02)	—	—	(0.02)	0.00	46.62	34.0	1,355	0.01		1.45	35
2012	30.11	0.05	4.70	4.75	(0.04)	—	—	(0.04)	0.00	34.82	15.8	894	0.15		1.49	41
Class C
2017(c)	$41.68	$(0.19)	$ 6.03	$ 5.84	—	—	—	—	$0.00	$47.52	14.0%	$ 2,107	(0.85	)%(d)	2.17%(d)(e)	23%
2016	43.18	(0.35)	1.26	0.91	—	$(2.38)	$(0.03)	$(2.41)	0.00	41.68	2.1	1,778	(0.81)		2.19(e)(f)	52
2015	45.06	(0.40)	2.42	2.02	—	(3.90)	—	(3.90)	0.00	43.18	4.3	2,476	(0.86)		2.18(e)	40
2014	43.42	(0.39)	4.32	3.93	—	(2.29)	—	(2.29)	0.00	45.06	9.0	1,438	(0.87)		2.18	34
2013	32.66	(0.27)	11.03	10.76	—	—	—	—	0.00	43.42	33.0	1,221	(0.73)		2.20	35
2012	28.42	(0.19)	4.43	4.24	—	—	—	—	0.00	32.66	14.9	835	(0.61)		2.24	41
Class I
2017(c)	$47.31	$ 0.04	$ 6.86	$ 6.90	—	—	—	—	$0.00	$54.21	14.6%	$ 44,732	0.16	%(d)	1.17%(d)(e)	23%
2016	48.22	0.11	1.39	1.50	—	$(2.38)	$(0.03)	$(2.41)	0.00	47.31	3.1	36,866	0.22		1.19(e)(f)	52
2015	49.39	0.07	2.66	2.73	—	(3.90)	—	(3.90)	0.00	48.22	5.4	35,484	0.14		1.17(e)	40
2014	46.92	0.06	4.70	4.76	—	(2.29)	—	(2.29)	0.00	49.39	10.1	16,336	0.11		1.18	34
2013	35.03	0.11	11.90	12.01	$(0.12)	—	—	(0.12)	0.00	46.92	34.3	12,395	0.27		1.20	35
2012	30.30	0.15	4.72	4.87	(0.14)	—	—	(0.14)	0.00	35.03	16.1	9,092	0.45		1.24	41

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2017, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(f)

During the year ended December 31, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.33% (Class AAA), 1.33% (Class A), 2.09% (Class C), and 1.07% (Class I).

See accompanying notes to financial statements.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Growth Fund was organized on October 24, 1986 as a Massachusetts business trust and commenced investment operations on April 10, 1987. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

Valuation Inputs*	Investments in Securities (Market Value)

Level 1 - Quoted Prices	$543,578,560
Level 2 - Other Significant Observable Inputs	12,695,195

Total	$556,273,755

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2017 or December 31, 2016.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

Distributions paid from:
Net long term capital gains	$24,565,591
Return of capital	253,763

Total distributions paid	$24,819,354

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$379,831,601	$178,286,010	$(1,843,856)	$176,442,154

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $121,377,669 and $146,666,666, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2017, the Distributor retained a total of $594 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,377.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2017, there were no borrowings outstanding under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2017 and the year ended December 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	73,946	$3,802,183	125,426	$5,909,865
Shares issued upon reinvestment of distributions	(1)	(56)	461,848	21,693,346
Shares redeemed	(474,324)	(24,054,233)	(871,977)	(41,433,518)

Net decrease	(400,379)	$(20,252,106)	(284,703)	$(13,830,307)

Class A
Shares sold	3,619	$186,451	14,495	$670,379
Shares issued upon reinvestment of distributions	—	—	3,032	142,429
Shares redeemed	(5,827)	(292,520)	(17,211)	(822,432)

Net increase/(decrease)	(2,208)	$(106,069)	316	$(9,624)

Class C
Shares sold	5,966	$269,484	23,248	$993,003
Shares issued upon reinvestment of distributions	—	—	1,886	79,321
Shares redeemed	(4,261)	(189,242)	(39,843)	(1,718,184)

Net increase/(decrease)	1,705	$80,242	(14,709)	$(645,860)

Class I
Shares sold	94,595	$4,873,870	125,180	$5,977,875
Shares issued upon reinvestment of distributions	—	—	33,609	1,604,168
Shares redeemed	(48,656)	(2,511,090)	(115,515)	(5,553,670)

Net increase	45,939	$2,362,780	43,274	$2,028,373

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. On July 5, 2017, the Fund began to offer for sale Class T Shares.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 23, 2017, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of large cap growth funds chosen by Broadridge as being comparable. The Independent Board Members noted that the Fund’s performance was in the second quartile of the funds in its category for the one year and five year periods and in the third quartile for the three year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Dugald A. Fletcher

President,

Fletcher & Company, Inc.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthony Torna

Former Investment Counselor,

Maxim Group LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q217SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Growth Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.